BANK CREDIT AND LOANS	12 Months Ended
Dec. 31, 2012
BANK CREDIT AND LOANS [Abstract]
BANK CREDIT AND LOANS
NOTE 9:-	BANK CREDIT AND LOANS

a.	Current maturities

	December 31,
	2012	2011

Loan in U.S. dollars from shareholder (1,2,3)	$3,968	$2,405
Bank credit (5)	3,172	3,933
Convertible note from its controlling shareholder, net (4)	3,000	2,810

	$10,140	$9,148

b.	Long-term loans:

	December 31,
	2012	2011

Loan in U.S. dollars from its controlling shareholder (1)	$-	$176

1.
In July 2008, the Company entered into a $1,500 loan agreement with its controlling shareholder. The loan was provided mainly in order to facilitate the development of the Company's inertial navigation system technology ("INS Technology"). The loan bears interest of LIBOR+3% payable at the beginning of every quarter. The controlling shareholder received a non-exclusive license to sell the INS Technology for non-military/commercial purposes. The non-exclusive license granted under this agreement will automatically convert into an exclusive license should the Company default on any of its obligations under the loan agreement. The fair value of the non-exclusive license at the transaction date is deemed de minimis. During September 2012 an amendment to the finance agreement was signed, according to which, the controlling shareholder agreed to lend of the company $1,148 in addition to the then remaining unpaid loan amount of $352, to support the development efforts. The loan bears interest of LIBOR+3% and which was to be payable in two equal installments of $750 each, up until February 10, 2013, and has not yet been repaid by the Company (see also Note 17). As of December 31, 2012, a total balance of $1,500 is due.

2.
In September 2011 the Company entered into a revolving loan agreement ("September loan agreement") with its controlling shareholder in the amount of $1,700. The loan carried interest at the rate of three month LIBOR+2.5% per annum.

3.
During February, 2012, in order to finance future operations, including the continued development of the INS Technology and land radar for protection systems, the Company entered into a $3,000 loan agreement ("February Agreement") with an entity affiliated with its controlling shareholder and another shareholder. The controlling shareholder provided $2,700 and the other shareholder provided $300. Of such amount, $1,700 was used to repay in full the outstanding amount due and payable under the September loan agreement. The loan bears interest at the rate of the greater of three months LIBOR+5% per annum, or 7% per annum. Interest is payable quarterly in arrears. The principal of the loan will be repaid on February 28, 2014. The loan granted by the controlling shareholder is secured by a floating charge over all of the Company's assets that are subordinated to the specific and floating charges over the Company's assets that were granted to certain banks and financing institutes. As part of this loan agreement the Company issued 1,200,000 warrants at an exercise price of $2.5 per share for a term of three years (see Note 12c). The transaction was accounted for as a Debt Instruments with Detachable Warrants in accordance with ASC 470-20. The total amount of discount on the loan as a result of the allocated proceeds attributable to the warrants feature amounting to $708, is amortized over the term of the loan using the effective interest method pursuant to ASC 835, "Interest". The loan is classified as a short term loan due to the fact that the Company has failed to repay a convertible note issued to its controlling shareholder as mentioned in section 4 below (see also Note 17).

4.
During December 2007, the Company issued a convertible note in the amount of $3,000 to its controlling shareholder, and warrants to purchase up to an aggregate of 1,578,947 ordinary shares at an exercise price of $2.38 per share for a term of five years. The principal was due on December 2010. During October 2010, the maturity date of the convertible note was extended to October 2012 and the expiration date of the warrants was extended to October 2014. The convertible note bears interest at a rate of six-month LIBOR + 3.5% which was 3.96% at December 31, 2010 and it is convertible into Ordinary shares at a conversion price of $2.09 per share. The transaction was accounted for as a modification of debt accordance with ASC 470-50, "Debt". As a result, the Company recorded a discount on the convertible note of $451 due the modification. The discount was amortized over the term of the extended note using the interest method (see also Note 17). As of December 31, 2012, the Company did not repay the convertible note principal of $3,000. From January 2013 the loan bears default increased interest rate of LOBOR +7.5%.

5.
The Company has an annual line of credit from banks of $2,000 out of which $1,986 was fully utilized as of December 31, 2012, and a line of credit for guarantees of approximately $2,340, out of which $1,790 was utilized as of December 31, 2012. In addition, the Company may secure borrowing with one of its banks against specific accounts receivables up to $1,750. As of December 31, 2012, the Company secured borrowings against specific accounts receivables in the amount of $1,186 (see also Note 11g).

The annual average interest rate on the lines of credit is 3.18% at December 31, 2012.

The guarantees are secured by a first priority floating charge on all of our assets and by a fixed charge on goodwill (intangible assets), unpaid share capital and insurance rights (rights to proceeds on insured assets in the event of loss). The agreements with the Banks prohibit the Company from: (i) selling or otherwise transferring any assets except in the ordinary course of business, (ii) placing a lien on our assets without the Banks' consent, or (iii) declaring dividends to its shareholders.